Long-Term Investment	12 Months Ended
Mar. 31, 2025
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

11. LONG-TERM INVESTMENT

Long-term investments, net consisted of the following:

	As of March 31,
	Ownership interest	2024	Ownership interest	2025	2025
		HK$		HK$	US$
Equity method investments:
Investment in Smartmore (note a)	30.0%	1	30.0%	1	1
Non-marketable equity securities:
Investment in Blaze Master (note b)	3.0%	10,508,784	3.0%	11,685,325	1,501,989
Net carrying value		10,508,785		11,685,326	1,501,990

Notes:

(a)	On February 22, 2023, the Company through its wholly-owned subsidiary, Reitar Logtech Group Limited, acquired 30% equity interests in Smartmore LogTech International Group Limited (“Smartmore”), a company incorporated in the Hong Kong on December 15, 2022, for consideration of HK$1 (US$0.13). Smartmore is principally engaged in the provision of automatic solutions in the logistic industry. Based on the articles of association of Smartmore, the Company cannot exercise significant influence over Smartmore’s operation and financial decision. Smartmore had no operation from its incorporation to March 31, 2024 and it began offering customers automated solutions during the year ended March 31, 2024.
(b)	In May 2023, the Company’s subsidiary, Cogen Investment (WS) Limited, signed with an independent third party a shareholders’ agreement to an equity investment with amount equivalent to 3% shareholding in Blaze Master International Limited (“Blaze Master”), a company incorporated under the laws of the BVI as a limited liability company. Blaze Master, through its wholly owned subsidiary in Hong Kong, owns an industrial property situated in Hong Kong. The transaction was completed on May 25, 2023 and the investment amounted to HK$11,685,325 (US$1,501,989) as of March 31, 2025. The 3% equity investment is recognized as investment in equity security pursuant to ASC 321. As the Company has no intention to sell the 3% shareholding within 12 months from the end of the reporting period, investment is classified as non-current asset.

There has been no impairment loss, unrealized gain or loss or dividend income for the investments as of March 31, 2024 and 2025.